Borrowings (Detail Textuals) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Long-term Federal Home Loan Bank Advances	$ 121,382	$ 93,392
Bank
Short-term Debt [Line Items]
Long-term Federal Home Loan Bank Advances	121,400
FHLB may call for early payment within the next year	5,000
Maximum additional borrowing amount under agreement with FHLB	102,700
Federal funds purchased
Short-term Debt [Line Items]
Maximum borrowing capacity of federal funds on unsecured basis	40,000
Maximum borrowing capacity of federal funds on secured basis	$ 17,200